                                [NATIONWIDE LOGO]


                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1999







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide Variable Account-5.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                           Joseph J. Gasper, President
                                 August 19, 1999

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
                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

Assets:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         65,656 shares (cost $410,911) .........................................     $   427,422
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         100,006 shares (cost $987,671) ........................................       1,047,059
      Dreyfus Stock Index Fund (DryStkIx)
         79,651 shares (cost $1,988,185) .......................................       2,876,192
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         195,426 shares (cost $4,007,235) ......................................       5,325,372
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         59,435 shares (cost $661,391) .........................................         661,517
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         525,114 shares (cost $525,114) ........................................         525,114
      Nationwide SAT - Total Return Fund (NSATTotRe)
         143,799 shares (cost $1,982,171) ......................................       2,917,680
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         53,509 shares (cost $840,842) .........................................         855,078
                                                                                     -----------
            Total investments ..................................................      14,635,434
   Accounts Receivable .........................................................             149
                                                                                     -----------
            Total assets .......................................................      14,635,583
                                                                                     -----------
Contract owners' equity ........................................................     $14,635,583
                                                                                     ===========

                                                                                             PERIOD
Contract owners' equity represented by:              UNITS       UNIT VALUE                    RETURN*
                                                     -----       ----------                  -------
Contracts in accumulation phase:
   American Century VP - American Century
   VP Advantage:
      Tax qualified ...........................      15,203     $ 18.663713   $   283,744       3%
      Non-tax qualified .......................       7,698       18.663713       143,673       3%

   American Century VP - American Century
   VP Capital Appreciation:
      Tax qualified ...........................      55,295       16.516179       913,262      15%
      Non-tax qualified .......................       7,423       16.516179       122,600      15%

   Dreyfus Stock Index Fund:
      Tax qualified ...........................      77,521       30.896018     2,395,090      11%
      Non-tax qualified .......................      15,573       30.896018       481,144      11%

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified ...........................     178,801       25.356511     4,533,770      12%
      Non-tax qualified .......................      30,388       25.356511       770,534      12%

   Nationwide SAT - Government Bond Fund:
      Tax qualified ...........................       8,882       34.029647       302,251      (3)%
      Non-tax qualified .......................       9,697       34.042202       330,107      (3)%

   Nationwide SAT - Money Market Fund:
      Tax qualified ...........................      23,538       22.303916       524,990       2%

   Nationwide SAT - Total Return Fund:
      Tax qualified ...........................      23,466      101.844530     2,389,884      10%
      Non-tax qualified .......................       5,336       98.915179       527,811      10%

   Neuberger &Berman AMT - Balanced Portfolio:
      Tax qualified ...........................      36,839       20.622941       759,729       2%
      Non-tax qualified .......................       2,860       20.622941        58,982       2%
                                                     ======     ===========

Reserves for annuity contracts in payout phase:
      Tax qualified ...........................                                  98,012
                                                                            -----------
                                                                            $14,635,583
                                                                            ===========

* The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                                                    NATIONWIDE VARIABLE ACCOUNT-5
                                                STATEMENTS OF OPERATIONS AND CHANGES
                                                     IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                                             (UNAUDITED)

                                                 TOTAL                 ACVPADV              ACVPCAPAP                DRYSTKIX
                                       ------------------------   -----------------   ---------------------   ---------------------
                                          1999          1998       1999      1998       1999        1998        1999         1998
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $   160,269      161,923    12,293     6,119          --          --      15,315      13,056
  Mortality, expense and
    administration charges
    (note 2) ........................      (93,429)     (87,288)   (2,780)   (2,102)     (6,775)     (7,808)    (17,817)    (12,841)
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
    Net investment activity .........       66,840       74,635     9,513     4,017      (6,775)     (7,808)     (2,502)        215
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------

  Proceeds from mutual fund
    shares sold .....................    1,643,484    3,159,973    32,323    47,499     197,119     394,775     260,240     489,696
  Cost of mutual fund shares sold ...   (1,277,506)  (2,192,857)  (27,728)  (39,149)   (236,846)   (368,581)   (115,629)   (229,890)
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
    Realized gain (loss) on
      investments ...................      365,978      967,116     4,595     8,350     (39,727)     26,194     144,611     259,806
  Change in unrealized gain (loss)
    on investments ..................      649,449     (236,709)  (30,488)   (6,030)    197,359     (68,488)    143,551      45,463
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
    Net gain (loss) on investments ..    1,015,427      730,407   (25,893)    2,320     157,632     (42,294)    288,162     305,269
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
  Reinvested capital gains ..........      232,785      489,139    29,181    23,023          --      56,753      12,368       3,067
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
        contract owners' equity
        resulting from operations ...    1,315,052    1,294,181    12,801    29,360     150,857       6,651     298,028     308,551
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................      886,270    1,450,040    18,326   101,813      84,345     157,497     201,950     221,807
  Transfers between funds ...........           --           --     9,684       538     (40,511)    (73,366)    175,440      47,168
  Redemptions .......................   (1,287,811)  (2,990,566)  (22,132)  (48,604)   (160,814)   (329,787)   (230,003)   (489,317)
  Annuity benefits ..................       (5,909)      (3,593)       --        --        (642)       (509)         --          --
  Annual contract maintenance
    charge (note 2) .................      (10,645)     (16,127)     (235)     (352)       (971)     (1,782)     (1,719)     (2,418)
  Contingent deferred sales
    charges (note 2) ................      (29,017)    (118,083)     (582)   (2,153)     (3,778)    (13,811)     (4,633)    (19,286)
  Adjustments to maintain reserves ..          389       (6,266)      (14)       (9)         67        (571)         22          12
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
      Net equity transactions .......     (446,723)  (1,684,595)    5,047    51,233    (122,304)   (262,329)    141,057    (242,034)
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------

NET CHANGE IN CONTRACT
    OWNERS' EQUITY ..................      868,329     (390,414)   17,848    80,593      28,553    (255,678)    439,085      66,517
CONTRACT OWNERS' EQUITY
    BEGINNING OF PERIOD .............   13,767,254   13,898,875   409,569   294,316   1,018,635   1,354,792   2,437,149   1,993,911
                                       -----------   ----------   -------   -------   ---------   ---------   ---------   ---------
CONTRACT OWNERS' EQUITY
    END OF PERIOD ...................  $14,635,583   13,508,461   427,417   374,909   1,047,188   1,099,114   2,876,234   2,060,428
                                       ===========   ==========   =======   =======   =========   =========   =========   =========

                                                    NATIONWIDE VARIABLE ACCOUNT-5
                                                STATEMENTS OF OPERATIONS AND CHANGES
                                                     IN CONTRACT OWNERS' EQUITY
                                           SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                                             (UNAUDITED)

                                                FIDVIPEI               NSATGVTBD            NSATMYMKT              NSATTOTRE
                                         -----------------------   ------------------   -------------------   ---------------------
                                            1999         1998       1999       1998       1999       1998       1999        1998
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............    $   74,877       73,941    17,968     21,138     12,538     13,450      10,756      13,838
  Mortality, expense and
    administration charges
    (note 2) ........................       (33,646)     (33,275)   (4,522)    (4,873)    (3,577)    (3,371)    (17,913)    (16,991)
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
    Net investment activity .........        41,231       40,666    13,446     16,265      8,961     10,079      (7,157)     (3,153)
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------

  Proceeds from mutual
    fund shares sold ................       504,937      961,165   101,368    216,941    189,534    159,607     120,432     608,648
  Cost of mutual fund
    shares sold .....................      (303,378)    (595,012)  (94,049)  (200,472)  (189,534)  (159,607)    (61,335)   (356,941)
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
    Realized gain (loss)
       on investments ...............       201,559      366,153     7,319     16,469         --         --      59,097     251,707
  Change in unrealized gain
    (loss) on investments ...........       177,887     (189,946)  (40,703)    (7,720)        --         --     214,908      96,845
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
    Net gain (loss) on
      investments ...................       379,446      176,207   (33,384)     8,749         --         --     274,005     348,552
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
  Reinvested capital gains ..........       165,518      263,143        --         --         --         --       1,240          --
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
      Net increase (decrease)
        in contract owners' equity
        resulting from operations ...       586,195      480,016   (19,938)    25,014      8,961     10,079     268,088     345,399
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       244,842      420,272    34,294     70,818     80,428    149,452     120,210     177,764
  Transfers between funds ...........      (141,709)      62,963   (49,431)   (13,952)    65,181    (16,602)    (18,926)      7,570
  Redemptions .......................      (390,676)  (1,003,729)  (30,793)  (147,727)  (122,016)  (136,394)   (104,465)   (607,535)
  Annuity benefits ..................        (1,256)        (738)   (1,836)    (1,099)        --         --          --          --
  Annual contract maintenance
    charge (note 2) .................        (3,824)      (5,880)     (335)      (712)      (542)      (780)     (1,974)     (3,054)
  Contingent deferred sales
    charges (note 2) ................        (7,872)     (39,748)     (627)    (4,775)    (1,098)    (5,965)     (3,825)    (24,851)
  Adjustments to maintain reserves ..           118       (1,396)       36     (1,876)       (15)        10          55          (3)
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
      Net equity transactions .......      (300,377)    (568,256)  (48,692)   (99,323)    21,938    (10,279)     (8,925)   (450,109)
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ............................       285,818      (88,240)  (68,630)   (74,309)    30,899       (200)    259,163    (104,710)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................     5,039,709    5,218,994   730,195    807,851    494,091    543,367   2,658,532   2,708,919
                                         ----------   ----------   -------   --------   --------   --------   ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .........................    $5,325,527    5,130,754   661,565    733,542    524,990    543,167   2,917,695   2,604,209
                                         ==========   ==========   =======   ========   ========   ========   =========   =========

                                                                                                                         (Continued)

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

                          NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                             NBAMTBAL
                                                      -----------------------
                                                        1999          1998
                                                      ---------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $  16,522        20,381
  Mortality, expense and administration
    charges (note 2) ............................        (6,399)       (6,027)
                                                      ---------      --------
    Net investment activity .....................        10,123        14,354
                                                      ---------      --------

  Proceeds from mutual fund shares sold .........       237,531       281,642
  Cost of mutual fund shares sold ...............      (249,007)     (243,205)
                                                      ---------      --------
    Realized gain (loss) on investments .........       (11,476)       38,437
  Change in unrealized gain (loss)
    on investments ..............................      (13,065)     (106,833)
                                                      ---------      --------
    Net gain (loss) on investments ..............       (24,541)      (68,396)
                                                      ---------      --------
  Reinvested capital gains ......................        24,478       143,153
                                                      ---------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        10,060        89,111
                                                      ---------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       101,876       150,617
  Transfers between funds .......................           272       (14,319)
  Redemptions ...................................      (226,912)     (227,473)
  Annuity benefits ..............................        (2,175)       (1,247)
  Annual contract maintenance charge (note 2) ...        (1,044)       (1,149)
  Contingent deferred sales charges (note 2) ....        (6,603)       (7,494)
  Adjustments to maintain reserves ..............           119        (2,433)
                                                      ---------      --------
      Net equity transactions ...................      (134,467)     (103,498)
                                                      ---------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........      (124,407)      (14,387)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       979,374       976,725
                                                      ---------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 854,967       962,338
                                                      =========      ========

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP); American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT
                - Money Market Fund (NSATMyMkt) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger &Berman Advisers Management Trust
                (Neuberger &Berman AMT); Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)

         At June 30, 1999, contract owners have invested in all of the above funds except for American Century VP -American Century VP Balanced. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

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                                       10
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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                      --------------
                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521
                                                      --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company